Restrictions on Cash (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Deposit liabilities collateral issued financial instruments	$ 0	$ 6,000
Electronic Funds Transfer [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 179	$ 179